Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002

Dear Shareholder:

During the six months ended August 31, 2002, the U.S. economy continued to recover from recession and the aftermath of September 11. However, worldwide political events and the impact of corporate accounting scandals on equities brought the sustainability of the recovery into question. Real gross domestic product (GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. The resilience of the American consumer and slower inventory depletion were significant factors in this rebound. GDP growth slowed in the second quarter to a 1.3 percent annual rate. Growth for calendar year 2002 is forecast in the 2.5 to 3 percent range.

The Federal Reserve Board aggressively cut the federal funds rate by 475 basis points to its current level of 1.75 percent last year. As the economy gained momentum in the first few months of 2002, there was a general consensus that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns and yields rose in March. By late spring, however, the consensus shifted to favoring bonds as labor market and capital spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, statements by Federal Reserve officials began to indicate that there was going to be no rush to tighten monetary policy. The market's expectations of rate hikes were scaled back and bond prices improved.

Municipal Market Conditions

The municipal market was influenced by the economic environment and turmoil in the equity markets during 2002. The yield on the 30-year insured municipal bond index, which stood at 5.36 percent at the end of 2001, reached a high of 5.45 percent in March but fell to 5.00 percent by August. Over the same period, the yield spread between BBB-rated general obligation bonds and AAA-rated bonds provided an average of 80 basis points of additional yield. At the end of August, more than 60 percent of Morgan Stanley Municipal Income Opportunities Trust II's holdings were below low investment grade or nonrated.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A rising yield ratio indicates weaker relative performance by municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the rally in Treasuries, the ratio jumped to 101 percent in August. In the 10-year range, the ratio rose from 86 percent in March to 91 percent in August. Both 30-year and 10-year insured municipals were

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

cheap relative to Treasuries. During the period, however, nonrated municipal bonds underperformed high-grade municipals.

Similar to homeowners refinancing their mortgages, state and local governments took advantage of lower interest rates to refinance outstanding debt during the first eight months of 2002. Refunding activity contributed to a surge in municipal bond underwriting, and long-term volume increased 20 percent to a record $220 billion. Refunding issues represented almost one-quarter of the total. New York issuers, led by the major refinancing of the Metropolitan Transportation Authority's outstanding debt, accounted for 13 percent of national volume. California, Texas and Florida, the next largest states in terms of issuance, represented an additional 24 percent of the total.


[30-YEAR BOND PERFORMANCE GRAPH]

                         30-YEAR BOND YIELDS 1997-2002

               Insured                  U.S.                Insured Municipal
              Municipal               Treasury            Yields/U.S. Treasury
               Yields                  Yields                Yields (Ratio)

                5.60%                   6.63%                    84.46%
1997            5.70                    6.79                     83.95
                5.65                    6.80                     83.09
                5.90                    7.10                     83.10
                5.75                    6.94                     82.85
                5.65                    6.91                     81.77
                5.60                    6.78                     82.60
                5.25                    6.29                     83.47
                5.48                    6.61                     82.90
                5.40                    6.40                     84.38
                5.35                    6.15                     86.99
                5.30                    6.05                     87.60
                5.15                    5.92                     86.99
1998            5.15                    5.80                     88.79
                5.20                    5.92                     87.84
                5.25                    5.93                     88.53
                5.35                    5.95                     89.92
                5.20                    5.80                     89.66
                5.20                    5.65                     92.04
                5.18                    5.71                     90.72
                5.03                    5.27                     95.45
                4.95                    5.00                     99.00
                5.05                    5.16                     97.87
                5.00                    5.06                     98.81
                5.05                    5.10                     99.02
1999            5.00                    5.09                     98.23
                5.10                    5.58                     91.40
                5.15                    5.63                     91.47
                5.20                    5.66                     91.87
                5.30                    5.83                     90.91
                5.47                    5.96                     91.78
                5.55                    6.10                     90.98
                5.75                    6.06                     94.88
                5.85                    6.05                     96.69
                6.03                    6.16                     97.89
                6.00                    6.29                     95.39
                5.97                    6.48                     92.13
2000            6.18                    6.49                     95.22
                6.04                    6.14                     98.37
                5.82                    5.83                     99.83
                5.91                    5.96                     99.16
                5.91                    6.01                     98.34
                5.84                    5.90                     98.98
                5.73                    5.78                     99.13
                5.62                    5.67                     99.12
                5.74                    5.89                     97.45
                5.65                    5.79                     97.58
                5.55                    5.61                     98.93
                5.27                    5.46                     96.52
2001            5.30                    5.50                     96.36
                5.27                    5.31                     99.25
                5.26                    5.44                     96.69
                5.45                    5.79                     94.13
                5.40                    5.75                     93.91
                5.35                    5.76                     92.88
                5.16                    5.52                     93.48
                5.07                    5.37                     94.41
                5.20                    5.42                     95.94
                5.04                    4.87                    103.49
                5.17                    5.29                     97.73
                5.36                    5.47                     97.99
2002            5.22                    5.43                     96.13
                5.14                    5.42                     94.83
                5.43                    5.80                     93.62
                5.30                    5.59                     94.81
                5.29                    5.62                     94.13
                5.27                    5.51                     95.64
                5.12                    5.30                     96.60
                5.00                    4.93                    101.42

Source: Municipal Market Data -- A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance

For the six-month period ended August 31, 2002, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust II (OIB) decreased from $8.44 to $8.43 per share. Based

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

on this change plus the reinvestment of tax-free dividends totaling $0.27 per share, the Fund's total NAV return was 3.27 percent. OIB's value on the New York Stock Exchange (NYSE) increased from $8.04 to $8.12 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, OIB's total market return was 4.42 percent. OIB's share price was trading at a 3.68 percent discount to its NAV on August 31, 2002.

Monthly dividends for the fourth quarter of 2002, declared in September, were decreased to $0.0425 per share to reflect the Fund's current and projected earnings level. The Fund's level of undistributed net investment income was $0.119 per share on August 31, 2002, versus $0.132 per share six months earlier.

Portfolio Structure

The Fund's net assets of $153.2 million were diversified among 12 long-term sectors and 75 credits. At the end of August, the portfolio's average maturity and call protection were 21 and 6 years, respectively. Average duration, a measure of sensitivity to interest-rate changes, was 7.1 years. Generally, bonds with longer durations have the greater volatility. One nonaccruing credit was sold and all holdings are currently accruing interest. Three credits, representing 5 percent of net assets, were accruing income but may have difficulty with future debt service payments. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

Looking Ahead

The Federal Reserve Board's cautious approach toward rate tightening has helped stabilize the fixed-income markets. We believe that the yields available on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields on municipal bonds offers a significant advantage. As mentioned in previous reports, the Fund's credit exposure in the municipal high-yield category will continue to be managed with a preference for better-than-average quality within the nonrated category.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF AUGUST 31, 2002
(% OF NET ASSETS)

IDR/PCR*                                                                          19%
HOSPITAL                                                                          15%
RETIREMENT & LIFE CARE FACILITIES                                                 14%
NURSING & HEALTH                                                                  10%
RECREATIONAL FACILITIES                                                           10%
MORTGAGE                                                                           8%
EDUCATION                                                                          7%
TAX ALLOCATION                                                                     6%
TRANSPORTATION                                                                     5%

*    INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF AUGUST 31, 2002
(% OF LONG-TERM PORTFOLIO)

Aaa or AAA                          6%
Aa or AA                            2%
A or A                              3%
Baa or BBB                         27%
Ba or BB                            6%
NR                                 56%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

(DISTRIBUTION BY MATURITY BAR GRAPH)

                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

                                                            WEIGHTED AVERAGE
                                                            MATURITY:21 YEARS

1-5 YEARS                                                        1.9%
5-10 YEARS                                                       4.6%
10-15 YEARS                                                     14.0%
15-20 YEARS                                                     19.5%
20-30 YEARS                                                     58.3%
30+ YEARS                                                        1.7%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust II
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2002 continued

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                  AUGUST 31, 2002


                                                           WEIGHTED AVERAGE
                                                       CALL PROTECTION: 6 YEARS
                                PERCENT CALLABLE

2002                                                               14%
2003                                                                3%
2004                                                                3%
2005                                                                8%
2006                                                                9%
2007                                                                5%
2008                                                               13%
2009                                                               14%
2010                                                                4%
2011                                                               10%
2012+                                                              17%

                                                            WEIGHTED AVERAGE
                                                            BOOK YIELD: 7.0%
                               COST (BOOK) YIELD*


2002                                                                  9.3%
2003                                                                  8.7%
2004                                                                  7.4%
2005                                                                  6.7%
2006                                                                  7.3%
2007                                                                  6.0%
2008                                                                  5.9%
2009                                                                  6.4%
2010                                                                  7.1%
2011                                                                  7.6%
2012+                                                                 5.9%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 9.3% ON 14% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Municipal Income Opportunities Trust II
RESULTS OF ANNUAL MEETING (UNAUDITED)

                             *         *         *

On June 19, 2002, an annual meeting of the Fund's shareholders was held for the purpose of voting on one matter, the results of which were as follows:

(1) Election of Trustees:

Edwin J. Garn
For..................................................  14,834,274
Withheld.............................................     267,680
Michael E. Nugent
For..................................................  14,840,798
Withheld.............................................     261,156
Philip J. Purcell
For..................................................  14,844,014
Withheld.............................................     257,940

The following Trustees were not standing for reelection at this meeting:
Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson and John L. Schroeder.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.7%)
            Educational Facilities Revenue (7.4%)
$  1,600    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%   05/01/11    $  1,741,664
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29       2,068,100
   1,000    Volusia County Educational Facilities Authority, Florida,
              Embry-Riddle Aeronautical University Ser 1996 A.........   6.125   10/15/26       1,053,810
   3,000    South Berwick, Maine, Berwick Academy Ser 1998............   5.55    08/01/23       2,911,740
            New Hampshire Higher Educational & Health Facilities
              Authority,
   2,000      Brewster Academy Ser 1995...............................   7.50    06/01/26       2,088,600
   1,500      Colby-Sawyer College Ser 1996...........................   6.75    06/01/25       1,527,255
--------                                                                                     ------------
  11,100                                                                                       11,391,169
--------                                                                                     ------------
            Hospital Revenue (15.3%)
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28       1,967,260
   2,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31       2,014,920
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Ser 2000.................   6.75    07/01/30       1,092,490
            Massachusetts Health & Educational Facilities Authority,
   2,000      Dana Farber Cancer Institute Ser G-1**..................   6.25    12/01/14       2,122,340
   3,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/22       3,120,540
   1,000    Michigan Hospital Finance Authority, Sinai Hospital of
              Greater Detroit Refg Ser 1995...........................   6.70    01/01/26         986,880
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75    10/01/31         997,390
   2,000    Henderson, Nevada, Catholic Health West Ser 1998 A........   5.125   07/01/28       1,735,040
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80    05/01/18         823,910
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90    05/01/28       1,569,940
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27       2,009,640
   1,000    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C................................   5.625   11/01/10         993,010
   1,500    New York City Industrial Development Agency, New York,
              Staten Island University Hospital Ser C.................   6.45    07/01/32       1,510,200
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60    07/01/31         981,430
   1,500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50    04/15/31       1,541,550
--------                                                                                     ------------
  24,000                                                                                       23,466,540
--------                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (18.7%)
$  2,000    Regional Airports Improvement Corporation, California,
              American Airlines Inc, Los Angeles Intl Airport Term 4
              Ser 2002 C (AMT)........................................   7.50%   12/01/24    $  1,671,780
   1,015    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)+.............................................  10.125   09/01/11       1,015,081
   2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C....   6.30    05/01/16         410,060
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27       1,330,440
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55    04/15/27       2,079,700
            Lapeer Economic Development Corporation, Michigan,
   1,870      Dott Manufacturing Co Ser 1989 A (AMT)..................  10.625   11/15/19       1,140,700
   1,910      Dott Manufacturing Co Ser 1989 B (AMT)..................   9.00    11/15/19       1,165,100
            Michigan Strategic Fund,
     854      Kasle Steel Corp Ser 1989 (AMT).........................   9.375   10/01/06         854,505
   5,207      Kasle Steel Corp Ser 1989 (AMT).........................   9.50    10/01/14       5,209,113
   1,280    Sanilac County Economic Development Corporation, Michigan,
              Dott Manufacturing Co Ser 1989 (AMT)....................  10.625   08/15/19         780,800
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT).............................   6.625   09/15/12         856,880
   2,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.65    10/01/28       1,965,080
   1,250    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18         956,625
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20       2,170,940
     905    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10         980,378
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              2001 C (AMT)............................................   5.75    05/01/36       1,010,550
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)...............   7.55    01/01/19       2,973,480
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25       2,098,380
--------                                                                                     ------------
  32,791                                                                                       28,669,592
--------                                                                                     ------------
            Mortgage Revenue - Multi-Family (4.3%)
   3,000    Boulder County, Colorado, Village Place at Longmont
              Ser 1989 A (AMT)........................................   7.50    07/15/19       3,049,410
            Alexandria Redevelopment & Housing Authority, Virginia,
  10,082      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00    01/01/21       1,512,353
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00    01/01/21       1,991,160
--------                                                                                     ------------
  15,082                                                                                        6,552,923
--------                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (3.7%)
$  2,170    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55%   05/01/25    $  2,305,386
   1,210    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45    09/01/29       1,336,602
   1,880    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50    03/01/31       2,050,234
--------                                                                                     ------------
   5,260                                                                                        5,692,222
--------                                                                                     ------------
            Nursing & Health Related Facilities Revenue (10.2%)
   2,145    Arkansas Development Finance Authority, Wynwood Nursing
              Center Ser 1989 (AMT)...................................  10.50    11/01/19       2,193,820
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34       1,530,740
   3,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25       3,584,430
   3,020    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 (a)..........   5.125   01/01/20       1,989,999
   1,000    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13       1,042,740
   1,400    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18       1,248,800
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15    06/01/19         924,200
   3,030    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989..........   8.50    05/01/32       3,076,602
--------                                                                                     ------------
  16,595                                                                                       15,591,331
--------                                                                                     ------------
            Recreational Facilities Revenue (9.6%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30       1,987,340
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40    09/01/11       1,088,376
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27       1,002,450
   1,500    Mohegan Tribe of Indians of Connecticut, Ser 2001.........   6.25    01/01/31       1,544,715
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375   01/01/32       2,048,720
   2,000    American National Fish & Wildlife Museum District,
              Missouri, Ser 1999......................................   7.00    09/01/19       1,936,240
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT).........................   7.75    12/01/13       3,066,150
   2,000    Austin, Texas, Convention Center Hotel Ser 2000 A.........   6.70    01/01/32       2,041,940
--------                                                                                     ------------
  14,510                                                                                       14,715,931
--------                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (14.2%)
$  1,885    Pima County Industrial Development Authority, Arizona,
              Country Club at La Cholla Ser 1990 (AMT)................   8.50%   07/01/20    $  1,994,556
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30       1,004,450
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23       1,336,410
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25    11/15/31       1,001,480
   2,000      Franciscan Oaks Ser 1997................................   5.75    10/01/23       1,738,280
   1,000      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31       1,010,090
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25         852,210
   1,970    Glen Cove Housing Authority, New York, Mayfair at Glen
              Cove Ser 1996 (AMT).....................................   8.25    10/01/26       2,120,350
   2,000    Lorain County, Ohio, Laurel Lakes Ser 1993................   7.125   12/15/18       2,012,760
   1,730    Charleston County, South Carolina, Sandpiper Village Inc
              Refg Ser 1998...........................................   8.00    11/01/13       1,801,017
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29       1,987,780
   4,922    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50    01/01/28       4,861,460
--------                                                                                     ------------
  22,007                                                                                       21,720,843
--------                                                                                     ------------
            Tax Allocation Revenue (5.7%)
   1,000    Orange County Community Facilities District #86-2,
              California, 1998 Ser A..................................   5.55    08/15/17         996,550
   2,000    Elk Valley Public Improvement Corporation, Colorado,
              Public Improvement Ser 2001 A...........................   7.30    09/01/22       1,973,140
            Anne Arundel County, Maryland,
   2,000      Arundel Mills Ser 1999..................................   7.10    07/01/29       2,158,900
   1,500      National Business Park Ser 2000.........................   7.375   07/01/28       1,619,700
   2,000    Des Peres, Missouri, West County Center Ser 2002 (WI).....   5.75    04/15/20       1,969,400
--------                                                                                     ------------
   8,500                                                                                        8,717,690
--------                                                                                     ------------
            Transportation Facilities Revenue (4.9%)
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00    09/01/14       2,927,450
   1,930    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13       2,155,887
   1,000    Nevada Department of Business and Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40         972,670
   2,000    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A....................................   5.50    08/15/28       1,429,720
--------                                                                                     ------------
   9,930                                                                                        7,485,727
--------                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (1.4%)
$  2,000    Northern Palm Beach County Improvement District, Florida,
              Water Control & Improvement #9A Ser 1996 A..............   7.30%   08/01/27    $  2,132,760
--------                                                                                     ------------
            Other Revenue (1.3%)
   2,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Ser Special Tax Ser
              1999....................................................   5.75    09/01/29       1,981,060
--------                                                                                     ------------
 163,775    Total Tax-Exempt Municipal Bonds (Cost $151,885,293).........................     148,117,788
--------                                                                                     ------------
            Short-Term Tax-Exempt Municipal Obligations (0.9%)
     300    Idaho Health Facilities Authority, St Lukes Regional
              Medical Center Ser 2000 (FSA) (Demand 09/03/02).........   1.88*   07/01/30         300,000
   1,100    Missouri Health & Educational Facilities Authority,
              Washington University Ser 2000 B (Demand 09/03/02)......   1.80*   03/01/40       1,100,000
--------                                                                                     ------------
   1,400    Total Short-Term Tax-Exempt Municipal Obligations (Cost $1,400,000)..........       1,400,000
--------                                                                                     ------------
$165,175    Total Investments (Cost $153,285,293) (c)...................            97.6%     149,517,788
========
            Other Assets in Excess of Liabilities.......................             2.4        3,710,147
                                                                                   -----     ------------
            Net Assets..................................................           100.0%    $153,227,935
                                                                                   =====     ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    WI      Security purchased on a "when-issued" basis.
    +       Joint exemption in locations shown.
    *       Current coupon of variable rate demand obligation.
    **      This security is segregated in connection with the purchase of a "when-issued" security.
   (a)      Issuer has entered into a forebearance agreement for partial payment of debt service.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $4,220,465 and
            the aggregate gross unrealized depreciation is $7,987,970, resulting in net unrealized depreciation of $3,767,505.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2002 (UNAUDITED) continued

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Arizona................     1.3%
Arkansas...............     2.7
California.............     6.8
Colorado...............     6.7
Connecticut............     2.4
District of Columbia...     0.7
Florida................     5.2
Idaho..................     0.2
Illinois...............     1.1
Indiana................     1.3
Iowa...................     4.5
Kansas.................     1.3
Kentucky...............     1.4
Louisiana..............     0.7
Maine..................     1.9
Maryland...............     3.2
Massachusetts..........     5.1
Michigan...............     6.6
Missouri...............     6.6
Nevada.................     2.4
New Hampshire..........     3.9
New Jersey.............     4.9
New York...............     4.9
Ohio...................     1.9
Oklahoma...............     0.6
Pennsylvania...........     4.1
South Carolina.........     1.2
Tennessee..............     1.0
Texas..................     2.0
Vermont................     1.3
Virginia...............     9.0
West Virginia..........     1.4
Joint Exemptions*......    (0.7)
                          -----
Total..................    97.6%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $153,285,293).......................................  $149,517,788
Cash........................................................        58,994
Receivable for:
    Investments sold........................................     2,921,848
    Interest................................................     2,895,474
Prepaid expenses and other assets...........................        14,449
                                                              ------------
    Total Assets............................................   155,408,553
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,965,000
    Investment advisory fee.................................        75,794
    Administration fee......................................        45,476
Accrued expenses............................................        94,348
                                                              ------------
    Total Liabilities.......................................     2,180,618
                                                              ------------
    Net Assets..............................................  $153,227,935
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $173,417,822
Net unrealized depreciation.................................    (3,767,505)
Accumulated undistributed net investment income.............     2,161,317
Accumulated net realized loss...............................   (18,583,699)
                                                              ------------
    Net Assets..............................................  $153,227,935
                                                              ============
Net Asset Value Per Share,
  18,175,845 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................         $8.43
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2002 (unaudited)

Net Investment Income:

Interest Income.............................................  $5,386,758
                                                              ----------
Expenses
Investment advisory fee.....................................     386,223
Administration fee..........................................     231,733
Professional fees...........................................      26,238
Transfer agent fees and expenses............................      23,360
Shareholder reports and notices.............................      15,473
Registration fees...........................................      13,694
Trustees' fees and expenses.................................       9,134
Custodian fees..............................................       4,440
Other.......................................................       6,502
                                                              ----------
    Total Expenses..........................................     716,797
Less: expense offset........................................      (4,418)
                                                              ----------
    Net Expenses............................................     712,379
                                                              ----------
    Net Investment Income...................................   4,674,379
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................  (3,474,780)
Net change in unrealized depreciation.......................   3,476,998
                                                              ----------
    Net Gain................................................       2,218
                                                              ----------
Net Increase................................................  $4,676,597
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS
                                                               FOR THE SIX       FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              AUGUST 31, 2002   FEBRUARY 28, 2002
                                                               ------------       ------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $  4,674,379       $  9,277,160
Net realized loss...........................................     (3,474,780)        (1,272,491)
Net change in unrealized depreciation.......................      3,476,998          1,157,617
                                                               ------------       ------------
    Net Increase............................................      4,676,597          9,162,286

Dividends to shareholders from net investment income........     (4,918,254)        (9,555,680)
Decrease from transactions in shares of beneficial
  interest..................................................       (618,766)        (2,269,154)
                                                               ------------       ------------

    Net Decrease............................................       (860,423)        (2,662,548)
Net Assets:
Beginning of period.........................................    154,088,358        156,750,906
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $2,161,317 and $2,405,192, respectively).................   $153,227,935       $154,088,358
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $6,850,850 and $7,561,537, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $10,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,750. At August 31, 2002, the Fund had an accrued pension liability of $57,781 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES      VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 2001..................................  18,535,245   $185,353    $176,120,389
Treasury shares purchased and retired (weighted average
  discount 5.11%)*..........................................    (282,000)    (2,820)     (2,266,334)
                                                              ----------   --------    ------------
Balance, February 28, 2002..................................  18,253,245    182,533     173,854,055
Treasury shares purchased and retired (weighted average
  discount 4.72%)*..........................................     (77,400)      (774)       (617,992)
                                                              ----------   --------    ------------
Balance, August 31, 2002....................................  18,175,845   $181,759    $173,236,063
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. DIVIDENDS

The Fund declared the following dividends from net investment income:

     DECLARATION         AMOUNT          RECORD             PAYABLE
        DATE            PER SHARE         DATE                DATE
---------------------   ---------   -----------------  ------------------
   June 25, 2002         $ 0.045    September 6, 2002  September 20, 2002
September 24, 2002        0.0425     October 4, 2002    October 18, 2002
September 24, 2002        0.0425    November 8, 2002   November 22, 2002
September 24, 2002        0.0425    December 6, 2002   December 20, 2002

6. FEDERAL INCOME TAX STATUS

At February 28, 2002, the Fund had a net capital loss carryover of approximately $13,250,000, to offset future capital gains to the extent provided by regulations, which is available through February 28 of the following years:

                 AMOUNT IN THOUSANDS
-----------------------------------------------------
  2003       2004       2005      2006     2009
 ------     ------     ------     ----     ----
 $5,069     $2,826     $4,292     $801     $262
 ======     ======     ======     ====     ====

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2002 (UNAUDITED) continued

will elect to defer net capital losses of approximately $1,858,000 during fiscal 2002. As of February 28, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities.

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At August 31, 2002, the Fund did not hold positions in residual interest bonds.

Morgan Stanley Municipal Income Opportunities Trust II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                FOR THE YEAR ENDED FEBRUARY 28
                                              MONTHS ENDED     ----------------------------------------------------
                                             AUGUST 31, 2002     2002       2001      2000**      1999       1998
                                             ---------------   --------   --------   --------   --------   --------
                                               (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.......       $ 8.44         $ 8.46     $ 8.30     $ 9.05     $ 9.07     $ 8.79
                                                  ------         ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income*.................         0.26           0.51       0.52       0.53       0.55       0.57
    Net realized and unrealized gain
      (loss)...............................         0.00          (0.02)      0.12      (0.81)     (0.04)      0.29
                                                  ------         ------     ------     ------     ------     ------

Total income (loss) from investment
  operations...............................         0.26           0.49       0.64      (0.28)      0.51       0.86
                                                  ------         ------     ------     ------     ------     ------

Less dividends from net investment
  income...................................        (0.27)         (0.52)     (0.51)     (0.51)     (0.53)     (0.58)
                                                  ------         ------     ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury
  shares*..................................         0.00           0.01       0.03       0.04       0.00       0.00
                                                  ------         ------     ------     ------     ------     ------

Net asset value, end of period.............       $ 8.43         $ 8.44     $ 8.46     $ 8.30     $ 9.05     $ 9.07
                                                  ======         ======     ======     ======     ======     ======

Market value, end of period................       $ 8.12         $ 8.04     $ 8.00     $ 7.25     $8.688     $9.063
                                                  ======         ======     ======     ======     ======     ======

Total Return+..............................         4.42%(1)       7.13%     18.10%    (10.96)%     1.77%     12.08%

Ratios to Average Net Assets:
Expenses...................................         0.93%(2)(3)    0.95%(3)   0.92%(3)   0.94%(3)   0.94%      0.95%(3)

Net investment income......................         6.05%(2)       5.94%      6.23%      6.04%      5.99%      6.37%

Supplemental Data:
Net assets, end of period, in thousands....     $153,228       $154,088   $156,751   $158,943   $180,445   $181,223

Portfolio turnover rate....................            5%(1)         11%        10%        19%        20%        12%

---------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

38554RPT-8347102-ANS-9/02

MORGAN STANLEY
MUNICIPAL INCOME
OPPORTUNITIES TRUST II

Semiannual Report
August 31, 2002